Document and Entity Information	12 Months Ended
Sep. 30, 2017
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2017
Trading Symbol	GLDW
Entity Registrant Name	World Currency Gold Trust
Entity Central Index Key	0001618181
Entity Filer Category	Non-accelerated Filer